Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec. 30, 2013
K | Fidelity Overseas Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fit_SupplementTextBlock	Supplement to the
Fidelity® Overseas Fund
Class K
December 30, 2013 Prospectus

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for Fidelity® Overseas Fund from 0.45% to 0.424%.

The following information replaces similar information in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.79%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.12%
Total annual operating expenses	0.91%
1 year	$ 93
3 years	$ 290
5 years	$ 504
10 years	$ 1,120